PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .1%
Communication Services : 4 .3%
1,420,125
AT&T, Inc.
$ 28,260,487
3 .5
198,520
(1)
Pinterest, Inc. - Class A
6,360,581
0 .8
34,621,068
4 .3
Consumer Discretionary : 4 .5%
193,565  Las Vegas Sands
Corp.
7,547,099
0 .9
50,613
Lowe's Cos., Inc.
12,577,331
1 .6
85,386
PVH Corp.
8,426,744
1 .0
188,572
Tapestry, Inc.
7,725,795
1 .0
36,276,969
4 .5
Consumer Staples : 10 .2%
845,257
Kenvue, Inc.
18,553,391
2 .3
299,423
Kraft Heinz Co.
10,608,557
1 .3
254,683
McCormick & Co., Inc.
20,382,281
2 .6
100,641  Mondelez International,
Inc. - Class A
7,227,030
0 .9
200,031  Philip Morris
International, Inc.
24,661,822
3 .1
81,433,081
10 .2
Energy : 7 .7%
224,218
BP PLC, ADR
7,614,443
1 .0
173,725  Chesapeake Energy
Corp.
12,940,775
1 .6
107,307
Chevron Corp.
15,876,071
2 .0
83,028
EOG Resources, Inc.
10,695,667
1 .3
125,039
HF Sinclair Corp.
6,144,416
0 .8
182,131
Schlumberger NV
8,011,943
1 .0
61,283,315
7 .7
Financials : 19 .5%
90,388  American Financial
Group, Inc.
12,077,645
1 .5
60,009  Arthur J Gallagher &
Co.
17,556,833
2 .2
837,540
Bank of America Corp.
34,129,755
4 .3
280,942  Bank of New York
Mellon Corp.
19,165,863
2 .4
27,462  Goldman Sachs
Group, Inc.
14,012,485
1 .7
118,572  Intercontinental
Exchange, Inc.
19,155,307
2 .4
253,258
Lazard, Inc.
12,690,758
1 .6
93,107  PNC Financial
Services Group, Inc.
17,233,175
2 .2
441,747
SLM Corp.
9,744,939
1 .2
155,766,760
19 .5
Health Care : 19 .5%
109,316
Abbott Laboratories
12,382,223
1 .5
64,950
AbbVie, Inc.
12,750,334
1 .6
68,356
Alcon, Inc.
6,677,014
0 .8
32,991
Amgen, Inc.
11,013,386
1 .4
21,526
(1)
Charles River
Laboratories
International, Inc.
4,256,767
0 .5
25,626
Cigna Group
9,271,743
1 .2
20,622
Elevance Health, Inc.
11,484,186
1 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
16,710
McKesson Corp.
$ 9,375,647
1 .2
31,882
Stryker Corp.
11,490,910
1 .4
35,877  Thermo Fisher
Scientific, Inc.
22,066,866
2 .8
38,710  UnitedHealth Group,
Inc.
22,846,642
2 .9
28,991  Universal Health
Services, Inc. - Class B
6,898,988
0 .9
16,228
(1)
Vertex
Pharmaceuticals, Inc.
8,047,303
1 .0
20,339
(1)
Waters Corp.
7,044,413
0 .9
155,606,422
19 .5
Industrials : 10 .2%
68,827  Booz Allen Hamilton
Holding Corp.
10,928,351
1 .4
153,307
(1)
Copart, Inc.
8,119,139
1 .0
72,538
Dover Corp.
13,494,244
1 .7
74,279
Emerson Electric Co.
7,828,264
1 .0
121,680
Ingersoll Rand, Inc.
11,127,636
1 .4
31,994
Parker-Hannifin Corp.
19,202,799
2 .4
27,576
(1)
Saia, Inc.
10,363,888
1 .3
81,064,321
10 .2
Information Technology : 9 .6%
45,810  Accenture PLC - Class
A
15,664,729
2 .0
47,591
(1)
Advanced Micro
Devices, Inc.
7,070,119
0 .9
3,268  Constellation Software,
Inc.
10,671,506
1 .3
41,519
(1)
DocuSign, Inc.
2,458,340
0 .3
313,179
(1)
Dropbox, Inc. - Class A
7,873,320
1 .0
172,951
(1)
Freshworks, Inc.
- Class A
2,020,068
0 .3
67,831  Micron Technology,
Inc.
6,528,055
0 .8
35,092
Pegasystems, Inc.
2,487,321
0 .3
34,284
Salesforce, Inc.
8,670,424
1 .1
47,759
(1)
Smartsheet, Inc.
- Class A
2,330,639
0 .3
30,308  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
5,203,884
0 .6
42,648
(1)
Twilio, Inc. - Class A
2,676,588
0 .3
48,620
(1)
Zoom Video
Communications, Inc.
- Class A
3,358,670
0 .4
77,013,663
9 .6
Materials : 3 .4%
277,444
Alcoa Corp.
8,905,952
1 .1
57,084  CF Industries
Holdings, Inc.
4,743,110
0 .6
93,158
Crown Holdings, Inc.
8,422,415
1 .0
18,685  Reliance Steel &
Aluminum Co.
5,356,055
0 .7
27,427,532
3 .4

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Large Cap Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 3 .2%
118,193
Boston Properties, Inc.
$ 8,890,477
1 .1
137,092
Welltower, Inc.
16,544,263
2 .1
25,434,740
3 .2
Utilities : 7 .0%
88,326
DTE Energy Co.
11,042,517
1 .4
160,797
Duke Energy Corp.
18,322,818
2 .3
148,377
NextEra Energy, Inc.
11,945,832
1 .5
179,172  Public Service
Enterprise Group, Inc.
14,468,139
1 .8
55,779,306
7 .0
Total Common Stock
(Cost $668,431,250)
791,707,177
99 .1
WARRANTS : — %
Information Technology : — %
2,377
(2)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $668,431,250)
791,707,177
99 .1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .8%
Mutual Funds : 0 .8%
6,475,000
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $6,475,000) $ 6,475,000 0 .8
Total Short-Term
Investments
(Cost $6,475,000)
6,475,000
0 .8
Total Investments in
Securities
(Cost $674,906,250) $ 798,182,177 99 .9
Assets in Excess of
Other Liabilities 618,664 0.1
Net Assets $ 798,800,841 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
3
Voya Large Cap Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 791,707,177 $ — $ — $ 791,707,177
Warrants — — — —
Short-Term Investments 6,475,000 — — 6,475,000
Total Investments, at fair value $ 798,182,177 $ — $ — $ 798,182,177
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 133,071,194
Gross Unrealized Depreciation (9,795,268)
Net Unrealized Appreciation $ 123,275,926